BANK INDEBTEDNESS	12 Months Ended
Dec. 31, 2012
BANK INDEBTEDNESS
BANK INDEBTEDNESS

9.  BANK INDEBTEDNESS

At December 31, 2012 the Company had an unsecured senior revolving credit facility in the amount of $50 million that was available by way of Canadian, U.S. dollar or euro denominated loans or letters of credit (the "2012 Granite Credit Facility") and was scheduled to mature on February 7, 2014. The 2012 Granite Credit Facility provided the Company with the ability to increase the amount of the commitment by an additional aggregate principal amount of up to $25 million with the consent of the participating lenders. Interest on drawn amounts was calculated based on an applicable margin determined by the Company's external credit rating. During 2012, the Company was subject to interest at a rate per annum equal to the base rate (i.e. LIBOR, Canadian prime business rate or Canadian dollar bankers' acceptance rate) depending on the currency the Company borrowed in plus an applicable margin of up to 1.75%. No amounts were drawn under the Company's credit facility as at December 31, 2012. The Company did not have a credit facility as at December 31, 2011.

At December 31, 2012, the Company did not have any issued letters of credit outstanding (2011 — $0.1 million).

On February 1, 2013, the Company replaced the $50 million credit facility noted above and entered into an unsecured senior revolving credit facility in the amount of $175 million that is available by way of Canadian dollar, U.S. dollar or euro denominated loans or letters of credit (the "Granite Credit Facility") and matures on February 1, 2015. However, the Company has the option to extend the maturity date by one year to February 1, 2016, subject to the agreement of lenders in respect of a minimum of 66 2/3% of the aggregate amount committed under the Granite Credit Facility. The Granite Credit Facility provides the Company with the ability to increase the amount of the commitment by an additional aggregate principal amount of up to $75 million with the consent of the participating lenders.

Interest on drawn amounts will be calculated based on an applicable margin determined by the Company's external credit rating. Based on Granite's current credit rating, the Company would be subject to interest at a rate per annum equal to the base rate (i.e. LIBOR, Canadian prime business rate or Eurocurrency rate) depending on the currency the Company borrows in plus an applicable margin of up to 1.63%.